Asset transfers (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 16,962	£ 9,983
Fair value of associated liabilities	16,522	9,501
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	7,907	6,668
Loans to customers - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	281	398
Other financial assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	8,764	2,901
Loans to banks - amortised cost | Loans to banks - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 10	£ 16